Subsequent Events (Details) - USD ($) $ in Thousands					6 Months Ended	12 Months Ended
	Nov. 03, 2019	Oct. 31, 2019	Jan. 31, 2019	Jan. 14, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2019	Feb. 26, 2019	Dec. 31, 2017
Subsequent Events
Aggregate principal amount					$ 1,346,320	$ 2,028,993	$ 1,342,484		$ 2,060,700
Fees and expenses associated with the refinancing					21,201	34,838	20,038		$ 43,086
Amount payable under the agreement					1,373,945	1,950,318	$ 1,368,718
Expected loss from Sales and Purchase Agreement						39,104
2019 Revolving Credit Facility
Subsequent Events
Outstanding credit facility						$ 45,000
Subsequent Event
Subsequent Events
Cash on hand		$ 12,000
U.S. state and local taxes at a rate (as a percent)				7.00%
Threshold payments to be made for deferral under tax receivable agreement				$ 30,000
Subsequent Event | Forecast | MarkMonitor Business | Discontinued Operations, Held-for-sale
Subsequent Events
Consideration	$ 5,000
Subsequent Event | Forecast | MarkMonitor Business | Discontinued Operations, Held-for-sale | Minimum
Subsequent Events
Expected loss from Sales and Purchase Agreement	5,000
Subsequent Event | Forecast | MarkMonitor Business | Discontinued Operations, Held-for-sale | Maximum
Subsequent Events
Expected loss from Sales and Purchase Agreement	$ 15,000
Subsequent Event | 2019 Revolving Credit Facility
Subsequent Events
Interest rate spread (as a percentage)		35.00%
Maximum total first lien net leverage ratio		7.25
Miniimum total first lien net leverage ratio		1.00
Repayments of debt			$ 15,000		$ 30,000
Subsequent Event | Tax Receivable Agreement
Subsequent Events
Amount payable under the agreement		$ 200,000
Subsequent Event | Letter of credit | Maximum
Subsequent Events
Undrawn letters of credit		20,000
2026 Notes | Subsequent Event
Subsequent Events
Aggregate principal amount		$ 700,000
Effective Interest Rate		4.50%
7.875% Senior Secured Notes | Subsequent Event
Subsequent Events
Effective Interest Rate		7.875%
Amount outstanding		$ 846,320
Fees and expenses associated with the refinancing		20,000
Camelot Finance S.A | Subsequent Event | 2019 Revolving Credit Facility
Subsequent Events
Outstanding credit facility		250,000
Camelot Finance S.A | 2019 Term Loan Facility | Subsequent Event
Subsequent Events
Aggregate principal amount		$ 900,000
Camelot Finance S.A | 2019 Term Loan Facility | LIBOR | Subsequent Event
Subsequent Events
Interest rate spread (as a percentage)		3.25%
Camelot Holding Ltd [Member]
Subsequent Events
Ownership interest in existing entity						100.00%
Camelot And Churchill [Member] | Subsequent Event
Subsequent Events
Ownership interest in combined entity								73.80%